Other Income - Summary Of Other Income (Detail) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Disclosure Of Detailed Information Of Other Income [Line Items]
Bank and other interest income	$ 5,793	$ 143
Government grant	909	1,176
Others	53	4
Total	$ 6,755	$ 1,323